Supplement to Prospectus for Metropolitan Life Separate Account E for Preference Plus Account Group and individual Annuity Contracts dated May 1, 1998.

The following is added at the end of the second to last paragraph of the first page:

     The Securities and Exchange Commission maintains a Web site
     (http://www.sec.gov) which you may visit that contains the Statement of Additional Information, material incorporated by reference, and other information.



May 4, 1998

Supplement to Prospectus for Metropolitan Life Separate Account E for Preference Plus Account Group and Individual Annuity Contracts dated May 1, 1998.

The following is added at the end of the second to last paragraph of the first page:

     The Securities and Exchange Commission maintains a Web site
     (http://www.sec.gov) which you may visit that contains the Statement of Additional Information, material incorporated by reference, and other information.



May 4, 1998

Supplement to Prospectus for Metropolitan Life Separate Account E for Enhanced Preference Plus Account Group Annuity Contracts dated May 1, 1998.

The following is added at the end of the second to last paragraph of the first page:

     The Securities and Exchange Commission maintains a Web site
     (http://www.sec.gov) which you may visit that contains the Statement of Additional Information, material incorporated by reference, and other information.


May 4, 1998

Supplement to Prospectus for Metropolitan Life Separate Account E for Enhanced TSA, Enhanced Non-Qualified, Enhanced IRA, Enhanced PEDC and Enhanced 403(a) Preference Plus and Financial Freedom Group Annuity Contracts dated May 1, 1998.

The following is added at the end of the second to last paragraph of the first page:

     The Securities and Exchange Commission maintains a Web site
     (http://www.sec.gov) which you may visit that contains the Statement of Additional Information, material incorporated by reference, and other information.


May 4, 1998